CAPITAL STOCK - Summarized Information About RSUs (Details) - RSUs	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	281,326	120,197	113,047
Weighted average fair value granted (in dollars per share) | $ / shares	$ 6.07	$ 13.74	$ 16.29
Forfeited (in shares)	8,643	7,412	1,228
Outstanding (in shares)	497,287	224,604
Weighted average fair value per award outstanding (in dollars per share) | $ / shares	$ 18.91	$ 12.67